Investment Objectives and Goals - Strategy Shares Nasdaq 7 HANDL(TM) Index ETF	Sep. 03, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: STRATEGY SHARES NASDAQ 7HANDL™ INDEX ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek investment results that correlate generally, before fees and expenses, to the price and yield performance of the Nasdaq 7HANDL™ Index.